UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

	Investment Company Act File Number :	811-2280

Name of Registrant:	Putnam Convertible Income-Growth Trust

Address of Principal Executive Offices:
One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:
James P. Pappas, Vice President
Putnam Convertible Income-Growth Trust
One Post Office Square
Boston, Massachusetts 02109

CC:

John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant's telephone number including area code:
(617) 292-1000

Date of fiscal year end:
10/31/2008

Date of reporting period:
07/01/2008 - 06/30/2009

Item 1: Proxy Voting Record

Registrant : Putnam Convertible Income-Growth Trust

Entergy Corporation
Ticker	Security ID:	Meeting Date		Meeting Status
ETR	CUSIP9 29364G103	05/08/2009		Voted
Meeting Type	Country of Trade
Annual	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1	Elect Maureen Bateman	Mgmt	For	For	For
2	Elect W. Frank Blount	Mgmt	For	For	For
3	Elect Gary Edwards	Mgmt	For	For	For
4	Elect Alexis Herman	Mgmt	For	For	For
5	Elect Donald Hintz	Mgmt	For	For	For
6	Elect J. Wayne Leonard	Mgmt	For	For	For
7	Elect Stuart Levenick	Mgmt	For	For	For
8	Elect James Nichols	Mgmt	For	For	For
9	Elect William Percy, II	Mgmt	For	For	For
10	Elect W.J. Tauzin	Mgmt	For	For	For
11	Elect Steven Wilkinson	Mgmt	For	For	For
12	Ratification of Auditor	Mgmt	For	For	For

EPIX Pharmaceuticals Inc.
Ticker	Security ID:	Meeting Date		Meeting Status
EPIX	CUSIP9 26881Q309	06/16/2009		Voted
Meeting Type	Country of Trade
Annual	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1.1	Elect Michael Gilman	Mgmt	For	For	For
1.2	Elect Mark Leuchtenberger	Mgmt	For	For	For
2	Increase of Authorized Common	Mgmt	For	For	For
Stock
3	Ratification of Auditor	Mgmt	For	For	For

Legg Mason, Inc.
Ticker	Security ID:	Meeting Date		Meeting Status
LMI	CUSIP9 524901303	07/22/2008		Voted
Meeting Type	Country of Trade
Annual	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt

1.1	Elect Dennis Beresford	Mgmt	For	For	For
1.2	Elect W. Allen Reed	Mgmt	For	For	For
1.3	Elect Roger Schipke	Mgmt	For	For	For
1.4	Elect Nicholas St. George	Mgmt	For	For	For
1.5	Elect Mark Fetting	Mgmt	For	For	For
1.6	Elect Scott Nuttall	Mgmt	For	For	For
2	Ratification of Auditor	Mgmt	For	For	For
3	Shareholder Proposal Regarding	ShrHoldr	Against	Against	For
Independent Chairman of the Board

4	Shareholder Proposal Regarding	ShrHoldr	Against	Against	For
Advisory Vote on Compensation

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'NA' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Convertible Income-Growth Trust

By:	/s/ Charles E. Porter

Name:	Charles E. Porter

Title:	Executive Vice President, Associate Treasurer, Principal Executive Officer and
Compliance Liaison

Date:	August 3, 2009